Chrysler Financial Services Americas LLC	Distribution Date: 08-Mar-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	6
Distribution Date	08-Mar-11
Record Date	07-Mar-11

Dates Covered	From and Including	To and Including
Collections Period	01-Feb-11	28-Feb-11
Accrual Period	08-Feb-11	07-Mar-11
30/360 Days	30
Actual/360 Days	28

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	142,164	$1,666,897,299.63
Collections of Installment Principal		50,721,084.80
Collections Attributable to Full Payoffs		24,927,873.42
Principal Amount of Repurchases		40,952.49
Principal Amount of Gross Losses		5,092,864.58

Pool Balance — End of Period(EOP)	138,670	$1,586,114,524.34

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	75.50%

Ending Overcollateralization(O/C) Amount	$126,889,161.95
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	108.696%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$2,329,012.58	Trigger	Compliance?
Net Credit Loss Percentage	0.388%	8.00%	Yes
Cumulative Net Credit Losses	$8,149,287.04
Cumulative Recovery Ratio	49.188%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$22,336,193.32	1.408%	1,693
61-90 Days Delinquent	2,643,131.64	0.167%	175
91-120 Days Delinquent	928,191.06	0.059%	55
121 Days or More Delinquent	106,278.04	0.007%	6
Repossessions	5,620,504.28	0.354%	369

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount			$9,298,105.02
60+ Days Delinquency Ratio (3 mos weighted avg.)			0.64198%

		Current Month	Prior Month
Weighted Average A.P.R.		7.250%	7.242%
Weighted Average Remaining Term (months)		32.47	33.30
Weighted Average Seasoning (months)		35.74	34.80

Chrysler Financial Services Americas LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Mar-11 Page 2 of 3

Cash Sources
Collections of Installment Principal	$50,721,084.80
Collections Attributable to Full Payoffs	24,927,873.42
Principal Amount of Repurchases	40,952.49
Recoveries on Loss Accounts	2,763,852.00

Collections of Interest	9,666,414.83
Investment Earnings	271.46
Reserve Account Draw	0.00

Total Sources	$88,120,449.00

Cash Uses
Servicer Fee	$1,389,081.08
Backup Servicer Fee	13,890.81
A Note Interest	713,686.72
First Priority Principal Distribution Amount	0.00
B Note Interest	114,101.63
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	74,320,153.27
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	11,114,283.09
Total Cash Uses	$88,120,449.00

Administrative Payment
Total Principal and Interest Sources	$88,120,449.00
Investment Earnings in Trust Account	(271.46)
Daily Collections Remitted	(88,120,177.54)
Reserve Account Draw	0.00
Servicer Fee	(1,389,081.08)
Distribution to Class E Noteholders	(11,114,283.09)
Payment Due to/(from) Trust Account	$(12,503,364.17)

O/C Release (Prospectus pg S42)
Pool Balance		$1,586,114,524.34

Total Securities		$1,459,225,362.39

Adjusted O/C Amount		$126,889,161.95

Target Overcollateralization Amount		$126,889,161.95

O/C Release Period?		Yes

O/C Release		$11,114,283.09

Current Net Credit Loss Percentage		0.388%

	Required O/C %
If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

Chrysler Financial Services Americas LLC CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Distribution Date: 08-Mar-11 Page 3 of 3

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face
Class A-1 688,000,000.00 @ 0.33579%	221,545,515.66	147,225,362.39	213.9903523	74,320,153.27	108.0234786	57,861.04	0.0841003
Class A-2 720,000,000.00 @ 0.69%	720,000,000.00	720,000,000.00	1,000.0000000	0.00	0.0000000	414,000.00	0.5750000
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$1,533,545,515.66	$1,459,225,362.39		$74,320,153.27		$1,283,040.75

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 28

Manager	03-Mar-11

(248) 427-2557	Date